CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Cash flows from operating activities:
Net loss	$ (59,108)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,892
Stock-based compensation	2,217
Change in fair value of warrant liability	56,576
Amortization (accretion) of discount on investments	406
Amortization of debt financing cost	4
Provision for bad debt	72
Net increase in accrued interest related to marketable securities	(240)
Net unrealized (gain) loss on marketable securities	(25)
Deferred tax benefit	(27,921)
Changes in operating assets and liabilities:
Accounts receivable	(61)
Inventory	(2,381)
Prepaid expenses and other current assets	(4,276)
Other assets	(30)
Accounts payable	(3,856)
Accrued expenses and other current liabilities	(5,247)
Customer deposits	(1,234)
Deferred revenue	105
Change in right of use assets and lease liabilities, net	(22)
Net cash used in operating activities	(41,129)
Change in fair value of warrant liabilities	(56,576)
Gain on investment, related to Make Composites, Inc.	(1)
Cash flows from investing activities:
Purchases of property and equipment	(262)
Purchase of marketable securities	(92,386)
Proceeds from sales and maturities of marketable securities	48,241
Cash paid for acquisition, net of cash acquired	(137,646)
Net cash (used in) provided by investing activities	(182,053)
Cash flows from financing activities:
Payment of issuance costs related to reverse recapitalization	(1,239)
Proceeds from the exercise of stock warrants	158,308
Payment of taxes related to net share settlement of upon vesting of restricted stock units	(54)
Proceeds from exercise of stock options	180
Net cash provided by financing activities	157,195
Net (decrease) increase in cash, cash equivalents, and restricted cash	(65,987)
Effect of exchange rate changes	26
Cash and cash equivalents at beginning of period	483,525
Restricted cash	612
Cash, cash equivalents, and restricted cash at end of period	418,176
Supplemental cash flow information:
Interest paid	73
Non-cash investing and financing activities:
Net unrealized (gain) loss on investments	(1)
Exercise of private placement warrants	149,904
Common Stock issued for acquisitions	159,847
Additions to right of use assets and lease liabilities	364
Purchase of property and equipment included in accounts payable	50
Receivable for warrants exercised	$ 12,357